Segment Information - Schedule of Allocation of Long-lived Assets Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long-lived assets	$ 19,716	$ 16,171
Argentina [member]
Segment Reporting Information [Line Items]
Long-lived assets	7,830	7,346
Brazil [member]
Segment Reporting Information [Line Items]
Long-lived assets	2,950	1,072
Uruguay [member]
Segment Reporting Information [Line Items]
Long-lived assets	1,463	2,044
USA [member]
Segment Reporting Information [Line Items]
Long-lived assets	4,097	3,729
Other Countries [Member]
Segment Reporting Information [Line Items]
Long-lived assets	$ 3,376	$ 1,980